UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master

Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2017

Date of reporting period: 09/30/2016

Item 1 – Report to Stockholders

SEPTEMBER 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BBIF Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BBIF MONEY FUND	SEPTEMBER 30, 2016

The Markets in Review

Dear Shareholder,

Most asset classes produced strong returns over the past year, particularly risk assets such as equities and high yield bonds. Central bank policy decisions continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment.

The Federal Reserve (the “Fed”) has long been in the spotlight, particularly leading up to the decision to end its near-zero interest rate policy at the end of 2015, and after, as investors remained focused on the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility heading into 2016 and caused the U.S. dollar to strengthen considerably. The year had a rough start as the strong dollar challenged U.S. companies that generate revenues overseas, and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped financial markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

With a number of factors holding global interest rates down — central bank accommodation, an aging population, and weak productivity growth — assets offering decent yield have become increasingly scarce. As a result, income-seeking investors have stretched into riskier assets despite high valuations in many sectors. History implies that high valuations and low growth results in lower returns for risk assets. Still, perceived safe havens have their own risks, and investors are wise to carefully assess risk and potential reward.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.40%	15.43%
U.S. small cap equities (Russell 2000® Index)	13.18	15.47
International equities (MSCI Europe, Australasia, Far East Index)	4.88	6.52
Emerging market equities (MSCI Emerging Markets Index)	9.75	16.78
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.27
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	2.25	5.59
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	2.68	5.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.53	5.84
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	11.38	12.74
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2016

The Federal Open Market Committee (the “FOMC”) was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data since the FOMC raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at their December 2015 meeting. The FOMC at its most recent meeting on September 21, 2016, left its federal funds range of 0.25%-0.50% unchanged. While this action was largely in line with market expectations, a degree of suspense had existed heading into the meeting given that futures contracts were priced for a one-in-five chance of a rate hike. Echoing a remark made by Federal Reserve (“Fed”) Chairwoman Janet Yellen at the Jackson Hole Economic Symposium in August, the FOMC noted that “the case for an increase in the federal funds rate has strengthened.” Despite this optimistic view, the FOMC noted that it was prudent to not raise rates for the “time being,” pending additional signs of progress towards its objectives.

After the United Kingdom voted in late June to leave the European Union, markets broadly factored in expectations that the FOMC would not resume its course of raising interest rates before 2018. Markets further reflected that investors anticipated the Bank of England and European Central Bank would turn more accommodative. Additionally, major credit rating agencies generally viewed the result of the “leave” decision unfavorably, assigning or maintaining a negative outlook on the United Kingdom, and in certain cases, downgrading the nation’s long-term credit rating by as much as two “notches” to AA.

While conditions in U.S. short-term markets were relatively stable over the period and investment activity in credit was generally muted, some credit spread widening occurred on an issuer-specific basis. This was likely a combination of quarter-end factors and conservative positioning surrounding U.S. money market fund reform, with deadlines approaching in the first part of October. In Europe, this raised expectations for more active central bank policy loosening, as well as a great deal of uncertainty in the political environment.

London Interbank Offered Rates (“LIBOR”) moved higher over the period in response to both speculation of another possible rate hike from the FOMC later this year as well as money market fund reform, which created a shift in assets away from credit products into government products. The benchmark three-month LIBOR ended the period at 0.85% (rising over 20 basis points from the 0.63% March 31 level), which is over 50 basis points higher than it had been at the beginning of the year.

Outflows from prime money market funds, which in general remain defensively positioned, accelerated in the lead up to the October 14 implementation date for money market fund reform. Assets of prime money market funds fell below $1 trillion for the first time in over 20 years. Though a large percentage of the shift was likely attributable to conversions of funds in advance of the October 2016 implementation date for U.S. money market fund reform, investors did start actively moving out of prime funds into other vehicles. Despite these conditions, the increase in LIBOR generally stabilized. LIBOR settings were largely unchanged due in part to offsetting demand from non-traditional investors.

A rate hike prior to the end of the year is certainly possible as long as continued progress toward the Fed’s growth and inflation targets is achieved and financial conditions remain supportive of such an action. December 14, 2016 could be the most likely date for such a move. Outflows from prime money market funds are expected to persist through at least mid-October 2016. Should asset levels stabilize, it is anticipated that prime money market funds will begin to deploy a portion of excess liquidity in an effort to modestly lengthen portfolio durations. Such activity could possibly in turn exert incremental downward pressure on LIBOR.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF MONEY FUND	SEPTEMBER 30, 2016

Fund Information as of September 30, 2016

Investment Objective

BBIF Money Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2016 and held through September 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.00	$2.01	$1,000.00	$1,023.06	$2.03	0.40%
Class 2	$1,000.00	$1,000.00	$2.01	$1,000.00	$1,023.06	$2.03	0.40%
Class 3	$1,000.00	$1,000.00	$2.01	$1,000.00	$1,023.06	$2.03	0.40%
Class 4	$1,000.00	$1,000.00	$2.01	$1,000.00	$1,023.06	$2.03	0.40%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master LLC, the expense example reflects the net expenses of both the Fund and the Master LLC in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

BBIF MONEY FUND	SEPTEMBER 30, 2016	5

Statement of Assets and Liabilities	BBIF Money Fund

September 30, 2016 (Unaudited)

Assets
Investments at value — Master Money LLC (the “Master LLC”) (cost — $2,822,471,281)	$2,822,471,281
Capital shares sold receivable	6,786,766
Prepaid expenses	262,357

Total assets	2,829,520,404

Liabilities
Payables:
Contributions to the Master LLC	6,786,766
Administration fees	584,603
Officer’s fees	2,764
Service and distribution fees	1,671
Other accrued expenses	50,747

Total liabilities	7,426,551

Net Assets	$2,822,093,853

Net Assets Consist of
Paid-in capital	$2,822,034,832
Undistributed net investment income	18,745
Accumulated net realized gain allocated from the Master LLC	40,276

Net Assets	$2,822,093,853

Net Asset Value
Class 1 — Based on net assets of $240,615,404 and 240,610,919 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 2 — Based on net assets of $310,431,779 and 310,426,322 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 3 — Based on net assets of $843,942,304 and 843,927,206 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

Class 4 — Based on net assets of $1,427,104,366 and 1,427,079,239 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$1.00

See Notes to Financial Statements.

6	BBIF MONEY FUND	SEPTEMBER 30, 2016

Statement of Operations	BBIF Money Fund

Six Months Ended September 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Master LLC:
Interest — unaffiliated	$5,389,255
Other income — unaffiliated	18,989
Expenses	(1,929,636)

Total income	3,478,608

Fund Expenses
Administration	3,332,649
Service and distribution — class specific	6,111,400
Registration	282,345
Transfer agent — class specific	122,443
Professional	23,605
Printing	21,281
Officer	480
Miscellaneous	10,481

Total expenses	9,904,684
Less:
Fees waived by the Administrator	(230,840)
Service and distribution fees waived — class specific	(6,102,430)
Transfer agent fees reimbursed — class specific	(113,469)

Total expenses after fees waived and/or reimbursed	3,457,945

Net investment income	20,663

Realized Gain Allocated from the Master LLC
Net realized gain from investments	3,212

Net Increase in Net Assets Resulting from Operations	$23,875

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	7

Statements of Changes in Net Assets	BBIF Money Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Operations
Net investment income	$20,663	$920
Net realized gain	3,212	88,719

Net increase in net assets resulting from operations	23,875	89,639

Distributions to Shareholders[1]
From net investment income:
Class 1	(42)	(90)
Class 2	(57)	(106)
Class 3	(570)	(241)
Class 4	(1,249)	(483)
From net realized gain:
Class 1	—	(6,858)
Class 2	—	(9,467)
Class 3	—	(24,589)
Class 4	—	(41,464)

Decrease in net assets resulting from distributions to shareholders	(1,918)	(83,298)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	475,114,255	(50,671,730)

Net Assets
Total increase (decrease) in net assets	475,136,212	(50,665,389)
Beginning of period	2,346,957,641	2,397,623,030

End of period	$2,822,093,853	$2,346,957,641

Undistributed net investment income, end of period	$18,745	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

8	BBIF MONEY FUND	SEPTEMBER 30, 2016

Financial Highlights	BBIF Money Fund

	Class 1
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000	[1]
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001		0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0000		0.0000	0.0001		0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	—		(0.0000)[3]	(0.0001)		(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0000)	(0.0001)		(0.0001)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.01%	0.00%	0.00%

Ratios to Average Net Assets[6]
Total expenses	1.46%	[7]	1.45%	1.45%	[8]	1.44%	1.53%	1.51%	[8]

Total expenses after fees waived and/or reimbursed	0.40%	[7]	0.30%	0.24%	[8]	0.24%	0.31%	0.28%	[8]

Net investment income	0.00%	[7]	0.00%	0.00%	[8]	0.00%	0.00%	0.00%	[8]

Supplemental Data
Net assets, end of period (000)	$240,615		$212,225	$252,910		$268,531	$331,423	$385,378

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	9

Financial Highlights (continued)	BBIF Money Fund

	Class 2
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001		0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0000		0.0000	0.0001		0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	—		(0.0000)[3]	(0.0001)		(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0000)	(0.0001)		(0.0001)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.01%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses	1.10%	[7]	1.10%	1.10%	[8]	1.09%	1.16%	1.15%	[8]

Total expenses after fees waived and/or reimbursed	0.40%	[7]	0.30%	0.24%	[8]	0.24%	0.31%	0.27%	[8]

Net investment income	0.00%	[7]	0.00%	0.00%	[8]	0.00%	0.00%	0.01%	[8]

Supplemental Data
Net assets, end of period (000)	$310,432		$268,731	$276,325		$317,401	$380,400	$1,284,551

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BBIF MONEY FUND	SEPTEMBER 30, 2016

Financial Highlights (continued)	BBIF Money Fund

	Class 3
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001		0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0000		0.0000	0.0001		0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	—		(0.0000)[3]	(0.0001)		(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0000)	(0.0001)		(0.0001)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.01%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses	0.80%	[7]	0.80%	0.79%	[8]	0.79%	0.84%	0.84%	[8]

Total expenses after fees waived and/or reimbursed	0.40%	[7]	0.30%	0.24%	[8]	0.24%	0.31%	0.27%	[8]

Net investment income	0.00%	[7]	0.00%	0.00%	[8]	0.00%	0.00%	0.01%	[8]

Supplemental Data
Net assets, end of period (000)	$843,942		$613,572	$623,513		$695,307	$749,977	$1,790,033

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	11

Financial Highlights (concluded)	BBIF Money Fund

	Class 4
	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015		2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000	[1]	0.0000 [1]	0.0001		0.0001	0.0000 [1]	0.0000	[1]

Net increase from investment operations	0.0000		0.0000	0.0001		0.0001	0.0000	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0001)
From net realized gain	—		(0.0000)[3]	(0.0001)		(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0000)	(0.0001)		(0.0001)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%		0.01%	0.00%	0.01%

Ratios to Average Net Assets[6]
Total expenses	0.80%	[7]	0.80%	0.79%	[8]	0.78%	0.84%	0.84%	[8]

Total expenses after fees waived and/or reimbursed	0.40%	[7]	0.30%	0.24%	[8]	0.24%	0.31%	0.27%	[8]

Net investment income	0.00%	[7]	0.00%	0.00%	[8]	0.00%	0.00%	0.01%	[8]

Supplemental Data
Net assets, end of period (000)	$1,427,104		$1,252,429	$1,244,875		$1,086,357	$1,357,416	$2,046,505

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	Annualized.

[8]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

12	BBIF MONEY FUND	SEPTEMBER 30, 2016

Notes to Financial Statements (Unaudited)	BBIF Money Fund

1. Organization:

BBIF Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. At September 30, 2016, the percentage of the Master LLC owned by the Fund was 23.5%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each class bears certain expenses related to shareholder servicing and distribution of such shares and additional incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Trustees of the Fund and Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

The Fund operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

The Fund, together with certain other affiliated registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 3 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

BBIF MONEY FUND	SEPTEMBER 30, 2016	13

Notes to Financial Statements (continued)	BBIF Money Fund

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration: The Fund entered into an Administration Agreement with the Administrator, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees: The Fund entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

For the six months ended September 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Class 1	Class 2	Class 3	Class 4	Total
$1,108,780	$1,013,451	$1,300,277	$2,688,892	$6,111,400

Transfer Agent: For the six months ended September 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Class 1	Class 2	Class 3	Class 4	Total
$49,715	$16,301	$15,882	$40,545	$122,443

Expense Limitations and Waivers: The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of BIF Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Money Fund, without giving effect to any voluntary fee waivers. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2017. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in service and distribution fees waived and/or reimbursed — class specific in the Statement of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by the Administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver and/or reimbursement at any time.

For the six months ended September 30, 2016, the amounts included in service and distribution fees waived and/or reimbursed — class specific were as follows:

Class 1	Class 2	Class 3	Class 4	Total
$1,108,780	$1,012,797	$1,297,586	$2,683,267	$6,102,430

For the six months ended September 30, 2016, the amounts included in transfer agent fees reimbursed — class specific were as follows:

Class 1	Class 2	Class 3	Class 4	Total
$48,214	$14,942	$14,051	$36,262	$113,469

14	BBIF MONEY FUND	SEPTEMBER 30, 2016

Notes to Financial Statements (concluded)	BBIF Money Fund

Officers and Directors: Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended March 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended September 30, 2016	Year Ended March 31, 2016
Class 1
Shares sold	1,048,641,513	3,016,945,050
Shares issued in reinvestment of distributions	2	6,868
Shares redeemed	(1,020,253,494)	(3,057,636,434)

Net increase (decrease)	28,388,021	(40,684,516)

Class 2
Shares sold	962,389,267	2,000,854,657
Shares issued in reinvestment of distributions	1	9,469
Shares redeemed	(920,690,288)	(2,008,459,433)

Net increase (decrease)	41,698,980	(7,595,307)

Class 3
Shares sold	1,826,027,795	3,320,729,618
Shares issued in reinvestment of distributions	477	24,652
Shares redeemed	(1,595,665,806)	(3,330,697,069)

Net increase (decrease)	230,362,466	(9,942,799)

Class 4
Shares sold	6,488,376,868	12,106,682,067
Shares issued in reinvestment of distributions	1,123	41,744
Shares redeemed	(6,313,713,203)	(12,099,172,919)

Net increase	174,664,788	7,550,892

Total Net Increase (Decrease)	475,114,255	(50,671,730)

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	15

Master LLC Portfolio Information	Master Money LLC

As of September 30, 2016

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	55%
Repurchase Agreements	43
U.S. Treasury Obligations	2

Total	100%

16	BBIF MONEY FUND	SEPTEMBER 30, 2016

Schedule of Investments	Master Money LLC (Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae, 5.00%, 2/13/17	$22,465	$22,837,915
Fannie Mae Discount Notes (a):
0.26%, 11/09/16	73,276	73,254,831
0.35%, 12/16/16	163,765	163,642,404
0.53%, 1/05/17	74,430	74,323,710
0.40%, 1/17/17	73,545	73,455,929
0.44%, 2/14/17	52,225	52,137,552
0.63%, 6/01/17	20,275	20,188,426
Fannie Mae Variable Rate Notes (b):
0.59%, 10/21/16	30,000	29,999,937
0.54%, 8/16/17	100,000	99,991,136
0.53%, 10/05/17	59,000	58,990,868
0.81%, 12/20/17	13,220	13,221,249
Federal Farm Credit Bank Discount Notes (a):
0.54%, 3/07/17	22,890	22,835,751
0.59%, 3/30/17	26,430	26,351,598
Federal Farm Credit Bank Variable Rate Notes (b):
0.66%, 4/24/17	58,000	57,998,288
0.56%, 6/29/17	62,400	62,396,099
0.55%, 9/22/17	138,500	138,493,158
0.52%, 9/25/17	20,000	19,996,130
0.60%, 11/20/17	50,000	49,997,123
0.65%, 12/04/17	75,000	75,000,000
0.63%, 1/23/18	24,000	24,000,309
0.69%, 1/26/18	50,000	49,993,233
0.63%, 4/09/18	40,000	39,996,931
0.73%, 6/18/18	40,325	40,332,240
Federal Home Loan Bank:
0.45%, 10/11/16	53,100	53,099,394
0.43%, 1/11/17	50,000	49,994,384
0.49%, 2/01/17	54,285	54,280,216
Federal Home Loan Bank Discount Notes (a):
0.37%, 10/13/16	75,000	74,989,979
0.27%, 10/14/16	157,200	157,183,494
0.30%, 10/18/16 - 11/07/16	213,280	213,229,128
0.38%, 10/21/16	44,785	44,775,099
0.46%, 10/21/16 - 2/01/17	237,430	237,274,203
0.45%, 10/26/16 - 2/02/17	323,980	323,667,764
0.36%, 10/28/16	28,645	28,636,979
0.32%, 11/02/16 - 12/29/16	418,250	417,977,274
0.39%, 11/18/16	89,400	89,352,543
0.55%, 11/18/16 - 5/01/17	132,150	131,926,017
0.26%, 11/23/16	126,700	126,649,637
0.34%, 11/25/16 - 12/16/16	208,235	208,103,110
0.40%, 11/25/16	138,250	138,163,978
0.58%, 12/23/16 - 5/01/17	91,760	91,531,902
0.44%, 1/11/17 - 1/25/17	190,315	190,058,808
0.35%, 1/17/17	93,900	93,800,492
0.48%, 1/20/17 - 3/01/17	407,495	406,789,320
0.49%, 1/25/17 - 2/01/17	368,000	367,404,098
0.47%, 2/10/17	114,020	113,822,017
0.56%, 3/15/17	50,000	49,870,889
Federal Home Loan Bank Variable Rate Notes (b):
0.52%, 1/10/17	50,195	50,195,000
0.67%, 2/10/17	50,000	49,997,109
0.68%, 2/14/17	103,000	102,980,163
0.53%, 3/09/17	50,000	50,000,000

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes (b) (continued):
0.54%, 3/14/17	$74,000	$73,993,448
0.54%, 3/15/17	54,000	54,000,000
0.58%, 7/06/17	96,905	96,905,000
0.57%, 7/07/17	150,000	150,000,000
0.58%, 8/25/17	69,505	69,505,000
0.74%, 8/25/17	52,000	52,000,000
0.51%, 9/01/17	120,000	120,000,000
0.62%, 10/16/17	67,800	67,800,000
0.65%, 10/27/17	42,000	41,996,795
0.64%, 11/02/17	71,525	71,525,000
0.66%, 1/26/18	60,000	59,996,041
0.67%, 2/05/18	40,000	40,000,000
Freddie Mac:
0.50%, 1/27/17	56,710	56,718,509
0.88%, 2/22/17	41,150	41,180,060
Freddie Mac Discount Notes (a):
0.40%, 10/06/16	52,000	51,996,577
0.39%, 11/07/16	50,000	49,979,417
0.41%, 1/06/17 - 1/17/17	220,500	220,245,065
0.44%, 1/18/17	23,245	23,213,971
Freddie Mac Variable Rate Notes (b):
0.56%, 4/27/17	60,000	59,993,005
0.67%, 7/21/17	8,100	8,099,329
Total U.S. Government Sponsored Agency Obligations — 55.0%		6,614,335,031

U.S. Treasury Obligations
U.S. Treasury Bills, 0.67%, 3/02/17 (a)	15,890	15,845,428
U.S. Treasury Notes:
3.13%, 10/31/16	63,000	63,146,038
2.75%, 11/30/16	64,125	64,377,660
0.42%, 10/31/17 (b)	16,452	16,424,701
0.52%, 1/31/18 (b)	65,000	64,981,621
Total U.S. Treasury Obligations — 1.9%		224,775,448

Repurchase Agreements
BNP Paribas Securities Corp., 0.46%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $10,000,383, collateralized by various U.S. Treasury Obligations, 1.88% to 2.38%, due 1/15/17 to 8/31/17, original par and fair values of $8,435,700 and $10,200,068, respectively)	$10,000	$10,000,000
BNP Paribas Securities Corp., 0.31%, 10/21/16 (Purchased on 9/30/16 to be repurchased at $99,017,903, collateralized by various U.S. Treasury Obligations, 0.00% to 2.38%, due 1/15/17 to 11/15/43, original par and fair values of $126,230,610 and $100,980,000, respectively)	99,000	99,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $111,180,068)		109,000,000

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	Master Money LLC

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $46,001,917, collateralized by a U.S. Treasury Obligation, 0.63%, due 11/30/17, original par and fair value of $46,844,500 and $46,920,076, respectively)	$46,000	$46,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $46,920,076)		46,000,000
Federal Reserve Bank of New York, 0.25%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $3,510,073,125, collateralized by various U.S. Treasury Obligations, 2.00% to 3.13%, due 11/15/20 to 11/15/21, original par and fair values of $3,230,104,500 and $3,510,073,153, respectively)	3,510,000	3,510,000,000
Total Value of Federal Reserve Bank of New York (collateral value of $3,510,073,153)		3,510,000,000
Goldman Sachs & Co., 0.43%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $64,005,351, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 4/20/27 to 9/20/46, original par and fair values of $67,663,743 and $65,280,000, respectively)	64,000	64,000,000
Total Value of Goldman Sachs & Co. (collateral value of $65,280,000)		64,000,000
HSBC Securities (USA), Inc., 0.38%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $122,009,014, collateralized by various U.S. Treasury Obligations, 0.63% to 1.88%, due 7/15/19 to 1/15/26, original par and fair values of $107,863,000 and $124,442,450, respectively)	122,000	122,000,000
HSBC Securities (USA), Inc., 0.40%, 10/05/16 (Purchased on 9/28/16 to be repurchased at $144,691,253, collateralized by a U.S. Treasury Obligation, 0.63%, due 1/15/26, original par and fair value of $138,195,000 and $147,573,902, respectively)	144,680	144,680,000
HSBC Securities (USA), Inc., 0.42%, 10/07/16 (Purchased on 9/30/16 to be repurchased at $200,016,333, collateralized by a U.S. Treasury Obligation, 0.13%, due 1/15/22, original par and fair value of $187,860,000 and $204,002,651, respectively)	200,000	200,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $476,019,003)		466,680,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.70%, 11/04/16 (Purchased on 9/30/2016 to be repurchased at $191,129,986, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 4.00%, due 6/01/19 to 9/01/46, original par and fair values of $249,252,235 and $196,734,223, respectively) (c)	$191,000	$191,000,000
J.P. Morgan Securities LLC, 0.52%, 10/03/16, (Purchased on 9/30/16 to be repurchased at $20,000,867, collateralized by a U.S. Government Sponsored Agency Obligation, 3.50%, due 8/01/36, original par and fair value of $19,450,000 and $20,603,066, respectively)	20,000	20,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $217,337,289)		211,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.48%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $5,000,200, collateralized by a U.S. Treasury Obligation, 0.13%, due 4/15/17, original par and fair value of $4,800,300 and $5,100,094, respectively)	5,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $15,000,625, collateralized a U.S. Government Sponsored Agency Obligation, 2.09%, due 8/01/46, original par and fair value of $15,787,242 and $15,450,000, respectively)	15,000	15,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.50%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $56,005,444, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 8.23%, due 4/15/20 to 9/20/66, original par and fair values of $7,396,565,007 and $60,677,068, respectively)	56,000	56,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $81,227,162)		76,000,000
Mizuho Securities USA, Inc., 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $78,003,250, collateralized by various U.S. Government Sponsored Agency Obligations, 0.88% to 2.14%, due 2/19/19 to 10/06/20, original par and fair values of $77,780,000 and $79,560,166, respectively)	78,000	78,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $79,560,166)		78,000,000

See Notes to Financial Statements.

18	BBIF MONEY FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	Master Money LLC

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.29%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $35,800,865, collateralized by a U.S. Treasury Obligation, 4.75%, due 2/15/37, original par and fair value of $24,830,300 and $36,516,072, respectively)	$35,800	$35,800,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $36,516,072)		35,800,000
RBC Capital Markets LLC, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $9,000,353, collateralized by various U.S. Treasury Obligations, 1.50% to 1.63%, due 2/28/19 to 8/31/19, original par and fair values of $8,996,400 and $9,180,034, respectively)	9,000	9,000,000
RBC Capital Markets LLC, 0.49%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $50,702,070, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.08%, due 10/01/23 to 5/15/46, original par and fair values of $403,221,318 and $53,587,762, respectively)	50,700	50,700,000
Total Value of RBC Capital Markets LLC (collateral value of $62,767,796)		59,700,000
Societe Generale SA, 0.47%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $39,401,543, collateralized by various U.S. Treasury Obligations, 0.00% to 2.75%, due 3/30/17 to 11/15/42, original par and fair values of $36,401,900 and $40,188,009, respectively)	39,400	39,400,000
Total Value of Societe Generale SA (collateral value of $40,188,009)		39,400,000
TD Securities (USA) LLC, 0.50%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $150,006,250, collateralized by various U.S. Treasury Obligations, 0.88% to 4.50%, due 11/30/16 to 8/15/39, original par and fair values of $150,037,900 and $153,000,086, respectively)	150,000	150,000,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.52%, 10/03/16 (Purchased on 9/30/16 to be repurchased at $62,002,687, collateralized by a U.S. Treasury Obligation and various U.S. Government Sponsored Agency Obligations, 2.50% to 3.50%, due 5/15/24 to 7/01/46, original par and fair values of $60,867,045 and $63,742,255, respectively)	$62,000	$62,000,000
Total Value of TD Securities (USA) LLC (collateral value of $216,742,341)		212,000,000
Wells Fargo Securities LLC, 0.40%, 10/04/16 (Purchased on 9/27/16 to be repurchased at $128,009,956, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 8/01/31 to 8/01/46, original par and fair values of $124,672,997 and $131,840,001, respectively)	128,000	128,000,000
Wells Fargo Securities LLC, 0.47%, 10/06/16 (Purchased on 9/29/16 to be repurchased at $115,010,510, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% to 3.50%, due 6/01/31 to 8/01/46, original par and fair values of $112,072,097 and $118,450,000, respectively)	115,000	115,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $250,290,001)		243,000,000
Total Repurchase Agreements — 42.9%		5,150,580,000
Total Investments (Cost — $11,989,690,479*) — 99.8%		11,989,690,479
Other Assets Less Liabilities — 0.2%		21,880,134

Net Assets — 100.0%		$12,011,570,613

Notes to Schedule of Investments
*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	19

Schedule of Investments (concluded)	Master Money LLC

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments[1]	—	$11,989,690,479	—	$11,989,690,479
[1] See above Schedule of Investments for values in each security type.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $13,854,870 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

20	BBIF MONEY FUND	SEPTEMBER 30, 2016

Statement of Assets and Liabilities	Master Money LLC

September 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $6,839,110,479)	$6,839,110,479
Repurchase agreements at value (cost — $5,150,580,000)	5,150,580,000
Cash	13,854,870
Receivables:
Contributions from investors	6,786,766
Interest — unaffiliated	2,965,860
Prepaid expenses	4,920

Total assets	12,013,302,895

Liabilities
Payables:
Investment advisory fees	1,323,614
Other affiliates	61,181
Director’s fees	32,257
Other accrued expenses	315,230

Total liabilities	1,732,282

Net Assets	$12,011,570,613

Net Assets Consist of
Investors’ capital	$12,011,570,613

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	21

Statement of Operations	Master Money LLC

Six Months Ended September 30, 2016 (Unaudited)

Investment Income
Interest — unaffiliated	$19,663,857
Other income — unaffiliated	79,550

Total income	19,743,407

Expenses
Investment advisory	6,527,078
Accounting services	215,900
Directors	110,589
Custodian	108,703
Professional	36,711
Printing	1,116
Miscellaneous	23,999

Total expenses	7,024,096

Net investment income	12,719,311

Realized Gain
Net realized gain from investments	9,529

Net Increase in Net Assets Resulting from Operations	$12,728,840

See Notes to Financial Statements.

22	BBIF MONEY FUND	SEPTEMBER 30, 2016

Statements of Changes in Net Assets	Master Money LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016

Operations
Net investment income	$12,719,311	$11,570,064
Net realized gain	9,529	276,266

Net increase in net assets resulting from operations	12,728,840	11,846,330

Capital Transactions
Proceeds from contributions	40,637,258,197	54,831,111,886
Value of withdrawals	(36,162,655,820)	(54,543,556,922)

Net increase in net assets derived from capital transactions	4,474,602,377	287,554,964

Net Assets
Total increase in net assets	4,487,331,217	299,401,294
Beginning of period	7,524,239,396	7,224,838,102

End of period	$12,011,570,613	$7,524,239,396

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	23

Financial Highlights	Master Money LLC

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31,
			2016	2015	2014	2013	2012

Total Return
Total return	0.13%	[1]	0.15%	0.10%	0.10%	0.15%	0.13%

Ratios to Average Net Assets
Total expenses	0.14%	[2]	0.15%	0.15%	0.15%	0.15%	0.15%

Total expenses after fees waived and paid indirectly	0.14%	[2]	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.26%	[2]	0.15%	0.09%	0.09%	0.16%	0.13%

Supplemental Data
Net assets, end of period (000)	$12,011,571		$7,524,239	$7,224,838	$7,377,431	$8,392,023	$11,069,841

[1]	Aggregate total return.

[2]	Annualized.

See Notes to Financial Statements.

24	BBIF MONEY FUND	SEPTEMBER 30, 2016

Notes to Financial Statements (Unaudited)	Master Money LLC

1. Organization:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Master LLC operates as a “government money market fund” under Rule 2a-7 under the 1940 Act. The Master LLC is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Master LLC’s weekly liquid assets.

The Master LLC, together with certain other affiliated registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, the Master LLC enters into contracts that contain a variety of representations that provide general indemnification. The Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Master LLC had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Master LLC no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master LLC seeks to maintain the net asset value per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

BBIF MONEY FUND	SEPTEMBER 30, 2016	25

Notes to Financial Statements (continued)	Master Money LLC

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Master LLC and its counterparties. Typically, the Master LLC and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Master LLC, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Master LLC under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Master LLC, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Master LLC receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Master LLC would recognize a liability with respect to such excess collateral. The liability reflects the Master LLC’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLC’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC.

For such services, the Master LLC pays the Manager a monthly fee, which is determined by calculating a percentage of the Master LLC’s average daily net assets, based on the following annual rates:

Average Daily Net Assets:	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

Expense Waivers and Reimbursements: The Manager voluntarily agreed to waive a portion of the investment advisory fees and/or reimburse operating expenses to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

For the six months ended September 30, 2016, the Master LLC reimbursed the Manager $40,808 for certain accounting services, which is included in accounting services in the Statement of Operations.

Officers and Directors: Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

26	BBIF MONEY FUND	SEPTEMBER 30, 2016

Notes to Financial Statements (concluded)	Master Money LLC

6. Income Tax Information:

The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s U.S. federal tax returns generally remains open for each of the four years ended March 31, 2016. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLC as of September 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master LLC’s financial statements.

7. Principal Risks:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers of securities owned by the Master LLC. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2016	27

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Money LLC (the “Master LLC”) met in person on April 21, 2016 (the “April Meeting”) and May 18-20, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Master LLC and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. BBIF Money Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master LLC. For simplicity: (a) the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members;” and (b) the shareholders of the Fund and the interest holders of the Master LLC are referred to as “shareholders.”

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Master LLC and the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Master LLC’s and the Fund’s compliance with its respective compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Master LLC and/or the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and

28	BBIF MONEY FUND	SEPTEMBER 30, 2016

Disclosure of Investment Advisory Agreement (continued)

prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on fees and expenses of the Master LLC and the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2017. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master LLC and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC and the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of portfolio holdings of the Master LLC, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master LLC’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BBIF MONEY FUND	SEPTEMBER 30, 2016	29

Disclosure of Investment Advisory Agreement (continued)

the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master LLC. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the fourth, fourth and first quartiles, respectively, against its Broadridge Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Broadridge Performance Universe peer median for the one- and three-year periods. The Board reviewed the performance within the context of the low yield environment that has existed over the past several years. The Board noted that effective January 4, 2016 the Fund had undergone a change in its investment strategy.

The quartile standing of the Fund in its Broadridge peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews the Master LLC’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master LLC’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among

30	BBIF MONEY FUND	SEPTEMBER 30, 2016

Disclosure of Investment Advisory Agreement (continued)

other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Master LLC and the Fund, to the Master LLC or the Fund, as pertinent. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Master LLC and the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers. The Board reviewed the expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that BlackRock, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the net operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that, to enable the Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to waive a portion of the Master LLC’s/Fund’s fees and/or reimburse the Master LLC’s/Fund’s operating expenses as necessary. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master LLC and the Fund to more fully participate in these economies of scale. The Board considered the Master LLC’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

BBIF MONEY FUND	SEPTEMBER 30, 2016	31

Disclosure of Investment Advisory Agreement (concluded)

Conclusion

The Board of the Master LLC, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master LLC and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

32	BBIF MONEY FUND	SEPTEMBER 30, 2016

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Dr. Matina S. Horner, Director

Cynthia A. Montgomery, Director

Barbara G. Novick, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

John M. Perlowski, Director, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Fund 100 Bellevue Parkway Wilmington, DE 19809

		Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

BBIF MONEY FUND	SEPTEMBER 30, 2016	33

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

34	BBIF MONEY FUND	SEPTEMBER 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BBIF MONEY FUND	SEPTEMBER 30, 2016	35

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFM-9/16-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) –  The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –  There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Money Fund and Master Money LLC

Date: December 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BBIF Money Fund and Master Money LLC

Date: December 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BBIF Money Fund and Master Money LLC

Date: December 2, 2016

3